Schedule of investments
Delaware Ivy VIP Small Cap Growth
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.41%♦
Communication Services — 3.15%
Gray Television *	116,512	$ 2,571,420
Nexstar Media Group Class A	50,110	9,444,733
		12,016,153
Consumer Discretionary — 15.50%
Boot Barn Holdings †	25,220	2,390,604
Churchill Downs	22,369	4,960,997
Deckers Outdoor †	11,050	3,025,158
EVgo *, †	191,899	2,467,821
Fox Factory Holding †	48,627	4,763,015
Malibu Boats Class A †	77,036	4,468,858
Marriott Vacations Worldwide	53,392	8,419,918
Monarch Casino & Resort †	64,235	5,603,219
Red Rock Resorts Class A	147,969	7,185,375
Sweetgreen Class A *, †	7,699	246,291
Texas Roadhouse	52,216	4,372,046
Visteon †	41,953	4,578,331
Wyndham Hotels & Resorts	78,869	6,679,416
		59,161,049
Consumer Staples — 3.33%
BJ's Wholesale Club Holdings †	110,156	7,447,647
Duckhorn Portfolio †	130,285	2,369,884
MGP Ingredients *	24,585	2,104,230
Sovos Brands †	56,244	797,540
		12,719,301
Energy — 3.02%
Cactus Class A	109,956	6,238,903
Liberty Oilfield Services Class A *, †	103,065	1,527,423
Northern Oil and Gas *	21,733	612,653
SM Energy	80,590	3,138,981
		11,517,960
Financials — 5.57%
Focus Financial Partners Class A †	48,397	2,213,679
Kinsale Capital Group	12,310	2,806,926
Pinnacle Financial Partners	91,321	8,408,838
Seacoast Banking	94,631	3,313,978
Veritex Holdings	118,933	4,539,672
		21,283,093
Healthcare — 22.05%
AMN Healthcare Services †	62,315	6,501,324
Axonics *, †	104,217	6,523,984
CareDx †	197,022	7,287,844
Castle Biosciences †	73,128	3,280,522
CryoPort †	196,918	6,874,407
Harmony Biosciences Holdings †	46,727	2,273,268
Inmode †	37,331	1,377,887
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
Insmed †	68,730	$ 1,615,155
Joint †	32,028	1,133,471
Lantheus Holdings †	72,606	4,015,838
Omnicell †	56,169	7,273,324
Pacira BioSciences *, †	84,387	6,440,416
PetIQ †	224,592	5,480,045
Progyny †	113,267	5,821,924
PTC Therapeutics †	35,056	1,307,939
Tandem Diabetes Care †	73,538	8,551,734
Veracyte *, †	63,096	1,739,557
Vericel †	175,121	6,693,125
		84,191,764
Industrials — 15.42%
Air Transport Services Group †	136,929	4,580,275
Brink's	53,552	3,641,536
Casella Waste Systems Class A †	49,760	4,361,464
Clean Harbors †	65,742	7,339,437
EnerSys	49,920	3,722,534
Herc Holdings	30,995	5,178,955
John Bean Technologies	33,094	3,920,646
Kirby †	56,936	4,110,210
Knight-Swift Transportation Holdings	176,770	8,919,814
Kornit Digital †	22,811	1,886,242
RBC Bearings *, †	15,883	3,079,396
Regal Rexnord	9,384	1,396,151
Valmont Industries	28,145	6,715,397
		58,852,057
Information Technology — 29.58%
Allegro MicroSystems †	237,415	6,742,586
Box Class A †	59,741	1,736,073
BTRS Holdings †	303,156	2,267,607
CyberArk Software †	18,904	3,190,050
Domo Class B †	120,722	6,104,912
Five9 †	46,213	5,101,915
ForgeRock Class A *, †	32,740	717,661
Globant †	38,098	9,984,343
Mimecast †	96,503	7,677,779
Monolithic Power Systems	3,462	1,681,424
NCR *, †	132,314	5,317,700
Onto Innovation †	31,888	2,770,748
Paycor HCM *, †	180,982	5,268,386
Sailpoint Technologies Holdings *, †	85,718	4,387,047
Shift4 Payments Class A †	134,337	8,319,490
SimilarWeb *, †	44,139	571,600
SiTime †	38,283	9,487,293
Smartsheet Class A †	95,900	5,253,402
Switch Class A	279,165	8,603,865
NQ-IV097 [3/22] 5/22 (2218457)    1

Schedule of investments
Delaware Ivy VIP Small Cap Growth (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Tenable Holdings †	60,963	$ 3,523,052
Varonis Systems †	159,862	7,599,839
Viavi Solutions †	411,883	6,623,079
		112,929,851
Materials — 0.43%
Allegheny Technologies †	14,185	380,726
MP Materials *, †	22,074	1,265,723
		1,646,449
Real Estate — 0.36%
Ryman Hospitality Properties †	14,759	1,369,192
		1,369,192
Total Common Stocks (cost $311,401,653)		375,686,869

Short-Term Investments — 1.60%
Money Market Mutual Fund — 1.60%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	6,119,059	6,119,059
Total Short-Term Investments (cost $6,119,059)		6,119,059

Total Value of Securities Before Securities Lending Collateral—100.01% (cost $317,520,712)		381,805,928

Securities Lending Collateral — 2.03%
Money Market Mutual Fund — 2.03%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	7,762,405	7,762,405
Total Securities Lending Collateral (cost $7,762,405)		7,762,405

Total Value of Securities—102.04% (cost $325,283,117)		389,568,333■
Value (US $)

Obligation to Return Securities Lending Collateral — (2.03%)	(7,762,405)
Liabilities Net of Receivables and Other Assets — (0.01%)	(25,874)
Net Assets Applicable to 37,756,958 Shares Outstanding—100.00%	$381,780,054
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	Fully or partially on loan.
†	Non-income producing security.
■	Includes $26,157,024 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $18,909,215.

2    NQ-IV097 [3/22] 5/22 (2218457)